Intangibles - (Details 1)	12 Months Ended
Dec. 31, 2024
Ifrs Concessions [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	5 years
Ifrs Concessions [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	33 years
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Useful life	19 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Useful life	5 years